Derivative Financial Instruments (Details Textual) - shares	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2015
Derivative Financial Instruments (Textual)
Common stock, shares authorized	300,000,000	300,000,000		100,000,000
Common stock, voting rights	More than 50
Minimum [Member]
Derivative Financial Instruments (Textual)
Common stock, shares authorized	200,000,000		100,000,000
Maximum [Member]
Derivative Financial Instruments (Textual)
Common stock, shares authorized	300,000,000		200,000,000